Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 24, 2019	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Value added tax description	The Company is subject to VAT which had been levied at the rate of 17% on the invoiced value of sales until April 30, 2018, after which date the rate was reduced to 16%. VAT rate was further reduced to 13% starting from April 1, 2019. Output VAT is borne by customers in addition to the invoiced value of sales and input VAT is borne by the Company in addition to the invoiced value of purchases to the extent not refunded for export sales.
Research and development costs	$ 2,355,307	$ 2,512,403
Allowance of doubtful accounts	1,037,797	906,138		$ 651,248
Reserves for inventories	(134,535)	(178,107)
Advance to suppliers	$ 50,664	$ 32,878
Statutory Reserve, description	(i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-owned foreign enterprise is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.
Related party, description	A principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity.
Accounting for around percentage	0.54%	0.56%
Other long-term liabilities	$ 2,180,000	$ 1,990,000
Asset and lease liability	$ 0
Shares received			7,500,000
Zhongchai Holding [Member]
Summary of Significant Accounting Policies (Textual)
Shares received	7,500,000
PRC [Member]
Summary of Significant Accounting Policies (Textual)
Value added tax description	The VAT standard rate had been 17% of the gross sale price until April 30, 2018, after which date the rate was reduced to 16%. VAT rate was further reduced to 13% starting from April 1, 2019.